Trade and Other Receivables, net - Schedule of Receivables Sold (Details) € in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)
Agreements to sell receivables
Receivables sold and derecognized	$ 18,600		$ 19,500
Italy
Agreements to sell receivables
Receivables sold and derecognized	265,363	€ 221,265	214,993	€ 203,959
Italy | Scratch & Win
Agreements to sell receivables
Receivables sold and derecognized	210,894	175,848	152,449	144,625
Italy | Commercial services
Agreements to sell receivables
Receivables sold and derecognized	$ 54,469	€ 45,417	$ 62,544	€ 59,334